February 24, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Services

RE:	Babson Capital Funds Trust (the “Registrant”)
File No. 333-188840

Dear Sir or Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Babson Global High Yield Fund, a series of the Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing submitted via EDGAR on February 5, 2016 (Accession No.: 0001193125-16-452085).

If you have any questions, please contact me at (617) 662-0845.

/s/ Michael P. Keane
Michael P. Keane, Esq.
Vice President and Counsel

cc: Janice Bishop